Notes Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Notes Receivable
Minimum maturity period of notes receivable	2 months
Maximum maturity period of notes receivable	12 months
Allowance for notes receivable	¥ 0	¥ 0